Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities
Amortized Cost	$ 1,887,000,000	$ 1,498,000,000
Gross Unrealized Gains	1,000,000	3,000,000
Gross Unrealized Losses	(35,000,000)	(21,000,000)
Fair Value	1,853,000,000	1,480,000,000
Held-to-maturity securities
Amortized Cost	939,000,000	1,093,000,000
Gross Unrealized Gains	0	1,000,000
Gross Unrealized Losses	(15,000,000)	(10,000,000)
Fair Value	924,000,000	1,084,000,000
Other than temporary impairment	0	0	$ 0
Agency - Commercial
Held-to-maturity securities
Amortized Cost	526,000,000	595,000,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(9,000,000)	(6,000,000)
Fair Value	517,000,000	589,000,000
Agency - Residential
Held-to-maturity securities
Amortized Cost	413,000,000	498,000,000
Gross Unrealized Gains	0	1,000,000
Gross Unrealized Losses	(6,000,000)	(4,000,000)
Fair Value	407,000,000	495,000,000
Agency - Commercial
Available-for-sale securities
Amortized Cost	1,004,000,000	551,000,000
Gross Unrealized Gains	0	2,000,000
Gross Unrealized Losses	(17,000,000)	(5,000,000)
Fair Value	987,000,000	548,000,000
Agency - Residential
Available-for-sale securities
Amortized Cost	811,000,000	913,000,000
Gross Unrealized Gains	0	1,000,000
Gross Unrealized Losses	(17,000,000)	(16,000,000)
Fair Value	794,000,000	898,000,000
Municipal obligations
Available-for-sale securities
Amortized Cost	35,000,000	34,000,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(1,000,000)	0
Fair Value	34,000,000	$ 34,000,000
Corporate debt obligations
Available-for-sale securities
Amortized Cost	37,000,000
Gross Unrealized Gains	1,000,000
Gross Unrealized Losses	0
Fair Value	$ 38,000,000